Stock-Based Compensation - Summary of ESPP Share Activity (Detail) - shares	3 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future purchases, beginning		2,669,471			2,669,471
Purchases	(31,114)	(58,734)	(31,455)	(44,161)		(129,972)	(126,012)	(107,978)
Available for future purchases, ending	2,470,063				2,470,063	2,669,471
2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares reserved						85,162
2019 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares reserved					86,093	300,000
Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future purchases, beginning		438,434		183,244	438,434	183,244
Purchases					(89,848)	(129,972)
Available for future purchases, ending	434,679				434,679	438,434	183,244
Employee Stock Purchase Plan [Member] | 2009 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares reserved						85,162
Employee Stock Purchase Plan [Member] | 2019 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares reserved					86,093	300,000